Revenue	12 Months Ended
Jun. 30, 2022
Revenue
Revenue

6 Revenue

The Group’s revenue is primarily derived from the sale of lifestyle and pop toy products through self-operated stores, franchised stores, offline distributors in the PRC and overseas and online sales conducted through the Group’s own mobile applications and self-operated online stores on third-party e-commerce platforms and through online distributors. Other sources of revenue mainly include license fees, sales-based royalties and sales-based management and consultation service fees from franchisees and distributors.

(i)	Disaggregation of revenue

In the following table, revenue from contracts with customers (excluding revenue related to discontinued operations) is disaggregated by major products and service lines, primary geographical markets and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments (see Note 4).

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Major products/service lines
—Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	364,638	323,775	555,226
— Product sales to franchisees	4,584,288	5,506,365	5,499,267
— Sales to offline distributors	2,683,829	1,509,840	2,072,061
— Online sales	308,455	663,197	651,039
— Other sales channels	114,204	33,499	220,069
Sub-total	8,055,414	8,036,676	8,997,662
—License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	78,469	72,392	109,166
— Sales-based royalties	82,444	97,848	97,453
— Sales-based management and consultation service fees	426,731	488,138	478,775
Sub-total	587,644	658,378	685,394
—Others*	335,928	376,605	402,593
	8,978,986	9,071,659	10,085,649

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Primary geographical markets
— the PRC	6,044,100	7,291,219	7,442,156
— Other Asian countries excluding the PRC	1,428,035	961,622	1,174,323
— America	1,221,058	584,630	1,189,119
— Europe	172,169	117,214	174,691
— Others	113,624	116,974	105,360
	8,978,986	9,071,659	10,085,649
Timing of revenue recognition
— Point in time	8,391,342	8,413,281	9,321,490
— Over time	587,644	658,378	764,159
Revenue from contracts with customers	8,978,986	9,071,659	10,085,649

Revenue from individual customer contributing over 10% of total revenue of the Group during the years ended June 30, 2020, 2021 and 2022 is set out as below:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue from contracts with customers	N/A*	941,541	N/A*

Note:

*	Less than 10% of the Group’s revenue in the respective year.
(ii)	Contract balances

The following table provides information about receivables, contract liabilities from contracts with customers.

		As at June 30,
		2021	2022
	Note	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	22	315,001	290,681
Contract liabilities
—Current portion		(266,919)	(361,522)
—Non-current portion		(59,947)	(51,658)
Total contract liabilities		(326,866)	(413,180)

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
—Advance payments received from customers for purchase of goods	235,435	219,192
—Deferred revenue related to license fees	91,431	88,536
—Deferred revenue related to membership fees	—	96,025
—Deferred revenue related to loyalty points	—	9,427
	326,866	413,180

The Group requests 20% to 100% advance payment for purchase of goods from certain overseas distributors prior to delivery of goods. This gives rise to contract liabilities at the start of a sales order, until the revenue of sales of products recognized on the corresponding sale order exceeds the amount of payments received in advance.

Unamortized portion of upfront license fees, membership fees received and deferred revenue associated with loyalty points were recognized as contract liabilities.

Movements in contract liabilities are as follows:

Contract
liabilities
RMB’000
Balance at July 1, 2020	292,513
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(218,287)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	235,435
Increase in contract liabilities as a result of receiving payment of license fees	17,205
Balance at June 30, 2021	326,866
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(266,919)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	219,192
Increase in contract liabilities as a result of receiving payment of license fees	28,589
Increase in contract liabilities as a result of receiving payment of membership fees	96,025
Increase in contract liabilities as a result of loyalty points	9,427
Balance at June 30, 2022	413,180

As of June 30, 2021 and 2022, license fees expected to be recognized as revenue after one year were RMB59,947,000 and RMB51,658,000 respectively.

(iii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

Contracts within the scope of IFRS 15

As at June 30, 2021 and 2022, the aggregated amounts of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB91,431,000 and RMB193,988,000, respectively. These amounts represented revenue of license fees, membership fees income and revenue associated with loyalty points. Revenue of license fees is expected to be recognized in the future from license agreements entered into with the franchisees and distributors. The Group will recognize the expected revenue in future over the remaining licensing period, which is expected to occur over the next 1 to 47 years and the next 1 to 46 years as at June 30, 2021 and 2022, respectively. Membership fee income is expected to be recognized in the future based on the subscribed membership period, which ranges from 1 month to 1 year. Revenue associated with loyalty points are expected to be recognized when the points are redeemed or when they expire, which is expected to occur within 1 year.

(iv)	COVID-19 impact on revenue

The COVID-19 outbreak has impacted the Group’s revenue and operations since late January 2020.

In December 2019, a novel strain of coronavirus (COVID-19) was reported to have surfaced in the PRC. In response to intensifying efforts to contain the spread of the virus, the Group’s self-operated stores and franchised stores in the PRC were all temporarily closed from late January 2020. Those stores were gradually re-opened since early March 2020. This has resulted in a reduction in revenue from retail sales and product sales to franchisees in the PRC during the period from late January to March 2020. During the period from April to June 2020, the Group’s self-operated stores and franchised stores in the PRC gradually resumed normal operations and revenue from retail sales in self-operated stores and product sales to franchisees in the PRC recovered accordingly. During the year ended June 30, 2021, the emergence of new variants in certain PRC areas has adversely impacted the Group’s retail sales and product sales to franchisees due to governmental restrictions in public places to reduce the spread of virus. During the year ended June 30, 2022, the outbreak of the Delta and Omicron variants of COVID-19 in several provinces in the PRC caused temporary store closures and suspension of online sales in these areas, as a result of governmental restriction measures. Accordingly, the Group recorded lower revenues in these impacted provinces during the year ended June 30, 2022.

The Group’s overseas business started to be adversely impacted since late March 2020 following the spread of COVID-19 around the world. Most of the Group’s overseas self-operated stores and franchised stores, have suffered from temporary closure and reduction of operating hours on occasion since late March 2020 through June 2021. The sales of stores owned by overseas distributors have also been adversely affected, which resulted in a reduction in revenue from sales to overseas distributors during the period from March 2020 to June 2021. During the year ended June 30, 2022, the sales of stores owned by overseas distributors gradually recovered although some of those stores that resumed operations also had reduced operating hours due to regional resurgences of COVID-19. The impact on sales in each overseas market has been dependent on the timing, severity and duration of the outbreak and measures implemented by government authorities to reduce the spread of COVID-19.